SCHEDULE OF TRADE PAYABLES AND ACCRUED LIABILITIES (Details) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022
Trade Payables And Accrued Liabilities
Trade accounts payable	$ 1,259,623	$ 751,422
Accrued liabilities	1,345,649	2,031,545
Government grant payable	33,709	33,709
Trade payables and accrued liabilities	$ 2,638,981	$ 2,816,676